Loss per share	12 Months Ended
Dec. 31, 2019
Loss per share
Loss per share

19    Loss per share

The following table shows the calculation of basic and diluted loss per share:

	2019	2018

Net loss for the year	$20,192,250	$20,762,989
Weighted average number of common shares	11,098,719	10,039,565
Basic and diluted loss per share	$1.82	$2.07

Of the 1,109,943 (2018 – 624,478) share options and 2,779,898 (2018 – 2,257,171) warrants not included in the calculation of diluted loss per share for the period ended December 31, 2019, 3,156,663 (2018 – 2,505,302) were exercisable.